Leasing Arrangements	12 Months Ended
Dec. 31, 2014
Leasing Arrangements

Note 7

Leasing Arrangements

As Lessor

We are the lessor in leveraged and direct financing lease agreements for commercial aircraft and power generating facilities, which comprise the majority of our leasing portfolio along with telecommunications equipment, commercial real estate property and other equipment. These leases have remaining terms of up to 36 years as of December 31, 2014. In addition, we lease space on certain of our cell towers to other wireless carriers. Minimum lease payments receivable represent unpaid rentals, less principal and interest on third-party nonrecourse debt relating to leveraged lease transactions. Since we have no general liability for this debt, which is secured by a senior security interest in the leased equipment and rentals, the related principal and interest have been offset against the minimum lease payments receivable in accordance with U.S. GAAP. All recourse debt is reflected in our consolidated balance sheets.

At each reporting period, we monitor the credit quality of the various lessees in our portfolios. Regarding the leveraged lease portfolio, external credit reports are used where available and where not available we use internally developed indicators. These indicators or internal credit risk grades factor historic loss experience, the value of the underlying collateral, delinquency trends, and industry and general economic conditions. The credit quality of our lessees varies from AAA to CCC+. For each reporting period, the leveraged leases within the portfolio are reviewed for indicators of impairment where it is probable the rent due according to the contractual terms of the lease will not be collected. All significant accounts, individually or in the aggregate, are current and none are classified as impaired.

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2014			2013
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,095	$8	$1,103	$1,069	$16	$1,085
Estimated residual value	600	2	602	780	5	785
Unearned income	(535)	(2)	(537)	(589)	(4)	(593)

Total	$1,160	$8	$1,168	$1,260	$17	$1,277

Allowance for doubtful accounts			(78)			(90)

Finance lease receivables, net			$1,090			$1,187

Prepaid expenses and other			$4			$5
Other assets			1,086			1,182

			$1,090			$1,187

Accumulated deferred taxes arising from leveraged leases, which are included in Deferred income taxes, amounted to $0.9 billion at December 31, 2014 and $1.0 billion at December 31, 2013.

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2014, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2015	$46	$196
2016	115	168
2017	39	76
2018	57	51
2019	44	19
Thereafter	802	20

Total	$1,103	$530

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $2.7 billion in 2014, $2.6 billion in 2013 and $2.5 billion in 2012, respectively.

On February 5, 2015, we announced an agreement with American Tower pursuant to which American Tower will have the exclusive rights to lease and operate over 11,300 of our wireless towers for a upfront payment of $5.0 billion. We will sublease capacity on the towers from American Tower for a minimum of 10 years at current market rates, with options to renew. Under this agreement, we expect to make minimum future lease payments of approximately $2.8 billion. See Note 2 for additional information.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2014	2013
Capital leases	$319	$353
Less accumulated amortization	171	188

Total	$148	$165

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2014, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2015	$181	$2,499
2016	137	2,245
2017	113	1,960
2018	68	1,660
2019	39	1,369
Thereafter	60	4,670

Total minimum rental commitments	598	$14,403

Less interest and executory costs	82

Present value of minimum lease payments	516
Less current installments	158

Long-term obligation at December 31, 2014	$358